Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates that were Used in Preparing the Accompanying Consolidated Financial Statements	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
HK [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates that were Used in Preparing the Accompanying Consolidated Financial Statements [Line Items]
Currency exchange rates, period-end	7.8	7.8	7.8
Currency exchange rates, period average	7.8	7.8	7.8
THB [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates that were Used in Preparing the Accompanying Consolidated Financial Statements [Line Items]
Currency exchange rates, period-end	34.2265	34.6153	33.1964
Currency exchange rates, period average	34.7867	35.1428	32.1003
KHR [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates that were Used in Preparing the Accompanying Consolidated Financial Statements [Line Items]
Currency exchange rates, period-end	4,080.0304	4,114.3335	4,068.9577
Currency exchange rates, period average	4,105.4181	4,083.7043	4,065.8164
RMB [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates that were Used in Preparing the Accompanying Consolidated Financial Statements [Line Items]
Currency exchange rates, period-end	7.0971	6.9091	6.3551
Currency exchange rates, period average	7.0835	6.4569	6.4368